Fair Value Measurements (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	4 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Interest rate swaps	Dec. 31, 2013 Interest rate swaps	Mar. 31, 2014 Interest rate caps item	Apr. 30, 2013 Interest rate caps item	Mar. 31, 2014 Interest rate cap one and Interest rate cap two item	Dec. 31, 2013 Interest rate cap one and Interest rate cap two	Apr. 30, 2013 Interest rate cap one and Interest rate cap two item	Mar. 31, 2014 Interest rate cap three and Interest rate cap four item	Mar. 31, 2014 Total Recurring	Dec. 31, 2013 Total Recurring	Dec. 31, 2012 Total Recurring	Mar. 31, 2014 Significant other observable inputs (Level 2) Recurring	Dec. 31, 2013 Significant other observable inputs (Level 2) Recurring	Dec. 31, 2012 Significant other observable inputs (Level 2) Recurring
Liabilities:
Derivative instruments												$ 11,000,000	$ 12,000,000	$ 15,600,000	$ 11,000,000	$ 12,000,000	$ 15,600,000
Liabilities												11,000,000	12,000,000	15,600,000	11,000,000	12,000,000	15,600,000
Transfer of assets from level 1 to level 2	0	0	0
Transfer of assets from level 2 to level 1	0	0	0
Transfer of liabilities from level 1 to level 2	0	0	0
Transfer of liabilities from level 2 to level 1	0	0	0
Transfer of assets into level 3	0	0	0
Transfer of assets out of level 3	0	0	0
Transfer of liabilities into level 3	0	0	0
Transfer of liabilities out of level 3	0	0	0
Estimated fair value of debt	3,245,700,000	3,155,300,000	3,025,600,000
Gross carrying value of debt	3,076,000,000	3,022,700,000	2,945,900,000
Total notional amount of debt				190,000,000	190,000,000	289,000,000	278,000,000
Pay fixed rate (swapped in exchange for LIBOR) (as a percent)				3.62%	3.62%
Receive rate (swapped in exchange for LIBOR) (as a percent)				1.00%	1.00%
Effectively fixed rate (as a percent)				2.62%	2.62%
Number of derivative transactions entered into with financial institutions						4	3
Number of financial institutions with which the entity entered into derivative transactions						3	3
Number of interest rate cap transactions								2		2	2
Strike price (as a percent)								1.25%	1.25%		1.00%
Aggregate amount paid under interest rate derivatives						$ 200,000	$ 200,000
Variable interest rate				three months LIBOR	three months LIBOR			LIBOR	LIBOR		LIBOR